Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Summarized Unaudited Quarterly Financial Data
Summarized unaudited quarterly financial data for the years ended December 31, 2015, 2014, and 2013 is as follows.

	2015
(in thousands)	Fourth	Third	Second	First
Interest income	$18,781	$18,759	$19,048	$17,960
Interest expense	3,187	3,169	3,308	3,269
Net interest income	15,594	15,590	15,740	14,691
Provision for loan losses	—	—	—	600
Noninterest income	7,259	8,641	8,411	7,325
Noninterest expense	26,522	23,376	20,862	19,507
Income before provision
for income taxes	(3,669)	855	3,289	1,909
Provision for income taxes	(92,438)	51	35	40
Net income	88,769	804	3,254	1,869
Net income attributable to
non-controlling interest	178	501	528	534
Net income attributable
to Hampton Roads Bankshares, Inc.	$88,591	$303	$2,726	$1,335
Basic and diluted
income per share	$0.52	$—	$0.02	$0.01

	2014
(in thousands)	Fourth	Third	Second	First
Interest income	$18,108	$18,343	$17,934	$17,958
Interest expense	3,227	3,171	2,897	3,003
Net interest income	14,881	15,172	15,037	14,955
Provision for loan losses	102	16	—	100
Noninterest income	6,188	6,469	6,706	7,430
Noninterest expense	19,788	19,484	18,897	18,645
Income before provision
for income taxes	1,179	2,141	2,846	3,640
Provision for income taxes	7	(45)	37	7
Net income	1,172	2,186	2,809	3,633
Net income attributable to
non-controlling interest	174	190	333	(226)
Net income attributable
to Hampton Roads Bankshares, Inc.	$998	$1,996	$2,476	$3,859
Basic and diluted
income per share	$0.01	$0.01	$0.01	$0.02

	2013
(in thousands)	Fourth	Third	Second	First
Interest income	$18,760	$19,024	$19,589	$19,530
Interest expense	3,084	3,224	3,494	3,600
Net interest income	15,676	15,800	16,095	15,930
Provision for loan losses	—	—	1,000	—
Noninterest income	5,770	8,037	8,351	9,157
Noninterest expense	21,105	20,925	22,960	23,161
Income before provision
for income taxes	341	2,912	486	1,926
Provision for income taxes	(247)	22	135	—
Net income	588	2,890	351	1,926
Net income attributable to
non-controlling interest	37	86	262	1,294
Net income attributable
to Hampton Roads Bankshares, Inc.	$551	$2,804	$89	$632
Basic and diluted
income per share	$0.01	$0.02	$—	$—